Investment Securities (Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 2,971,604	$ 1,852,471
Less than 12 months, Unrealized Losses	(42,920)	(15,661)
12 months or longer, Fair Value	116,527	390,343
12 months or longer, Unrealized Losses	(4,885)	(12,844)
Total Fair Value	3,088,131	2,242,814
Total Unrealized Losses	(47,805)	(28,505)
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	1,059,471	1,014,843
Less than 12 months, Unrealized Losses	(19,052)	(10,846)
12 months or longer, Fair Value	116,527	359,559
12 months or longer, Unrealized Losses	(4,885)	(12,035)
Total Fair Value	1,175,998	1,374,402
Total Unrealized Losses	(23,937)	(22,881)
Government Agency Issued Mortgage-Backed Securities ("MBS")
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	1,912,126	837,628
Less than 12 months, Unrealized Losses	(23,866)	(4,815)
12 months or longer, Fair Value	0	30,784
12 months or longer, Unrealized Losses	0	(809)
Total Fair Value	1,912,126	868,412
Total Unrealized Losses	(23,866)	$ (5,624)
Total debt securities
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	2,971,597
Less than 12 months, Unrealized Losses	(42,918)
12 months or longer, Fair Value	116,527
12 months or longer, Unrealized Losses	(4,885)
Total Fair Value	3,088,124
Total Unrealized Losses	(47,803)
Equity
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	7
Less than 12 months, Unrealized Losses	(2)
12 months or longer, Fair Value	0
12 months or longer, Unrealized Losses	0
Total Fair Value	7
Total Unrealized Losses	$ (2)